Income Taxes - Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax provision (benefit) at the U.S. Federal tax rate	$ (971,908)	$ (801,014)	$ (783,143)
State income taxes, inclusive of valuation allowance	628	(256)	(403)
Withholding tax	2,304	8,350	13,712
Foreign rate differential	(46,798)	(39,240)	(23,087)
Stock-based compensation	5,815	30,567	13,772
Non-deductible compensation	89,941	0	0
Non-deductible expenses	29,533	15,056	13,333
Non-deductible financial instrument expense	118,061	(136,753)	(15,402)
Goodwill Impairment	0	1,492	39,482
Rate Change	(528,448)	(143,058)	10,259
ChinaCo Deconsolidation	0	286,637	0
Finite-Lived Intangible	(282,823)	0	(1,191,728)
Other, net	(19,360)	54,609	(3,298)
Valuation allowance	1,606,519	743,116	1,972,140
Income tax provision (benefit)	$ 3,464	$ 19,506	$ 45,637